PUT RIGHT LIABILITY AND TON PAYABLE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Jan. 27, 2026	Dec. 08, 2025
Put Right Liability And Ton Payable
Treasury Management Agreement description	A total of 2,266,890 and 265,000 ordinary shares and an additional 745,226 and 2,513,240 pre-funded warrants to purchase ordinary shares were subject to repurchase as defined within the Side Letters and Treasury Management Agreement, respectively, with various right expiration dates between March 2026 and September 2026. In the event the holders exercise their Contingent Put Options, the Company is obligated to settle the contract by transferring the same amount of USDC, Liquid TON, or Locked TON based on the Original Consideration within each Side Letter or Treasury Management Agreement with no adjustment for value. As of September 30, 2025, a total of 2,531,890 ordinary shares and an additional 3,258,466 pre-funded warrants to purchase ordinary shares were still subject to repurchase on various settlement dates through September 2026.
Fair value of stablecoin receivable	$ 15,000
Fair value of contribution			$ 2,500
USD1 receivable			$ 15,000
loss on the exercise		$ 400
Outstanding Contingent Put Options fair value	7,100
Remeasurement change in fair value	$ 6,000